Related Parties Transactions (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Jan. 01, 2020 USD ($)
Related Parties Transactions [Line Items]
Gross amount (in New Shekels) | ₪		₪ 45
Total nominal amount current liability | $			$ 462		$ 357
Interest rate	15.45%	15.45%
Additional paid-in capital | $	$ 112
IPO [Member]
Related Parties Transactions [Line Items]
Total nominal amount current liability | ₪				₪ 1,710